INCOME TAXES	12 Months Ended
Jan. 31, 2014
INCOME TAXES [Text Block]

NOTE 14 – INCOME TAXES

Income tax expense has not been recognized for the years ended January 31, 2014, 2013 and 2012 and no taxes were payable at January 31, 2014 and 2013 as the Company has incurred losses since its inception. The actual income tax benefit differs from the expected amounts calculated by applying the combined income tax rates applicable in each jurisdiction to the Company’s loss before income taxes. The components of these differences are as follows:

	Year ended	Year ended	Year ended
	January 31,	January 31,	January 31,
	2014	2013	2012
Net loss for the year before income tax	$(3,949,000)	$(7,906,000)	$(8,998,000)
Combined federal and provincial tax rate	26%	25%	26%

Expected income tax recovery	(1,020,000)	(1,977,000)	(2,373,000)
Items not deductible for tax purposes	21,000	218,000	168,000
Financing fees charged to equity	-	-	(247,000)
Effect of foreign exchange changes and	656,000	39,000	-
adjustments
Re-domicile tax effect	-	-	(1,420,000)
Change in valuation allowance	357,189	1,742,119	3,763,000
Income tax provision	$14,189	$22,119	$-

At January 31, 2014 and 2013, the Company had the following deferred tax assets. The Company established a 100% valuation allowance, as management believes it is more likely than not that the deferred tax assets will not be realized.

	January 31,	January 31,
	2014	2013
Capital assets and cumulative eligible capital	$22,000	$36,000
Mineral resource expenditures	5,721,000	5,721,000
Financing costs	189,000	170,000
Non-capital losses-Canada	3,591,000	3,251,000
Less: valuation allowance	(9,535,000)	(9,178,000)
	$-	$-

The Company has mineral resources tax assets of approximately $22,049,000 for Canadian tax purposes. These tax assets may reduce resource income in future years, and the tax assets may be carried forward indefinitely under normal operating circumstances. The Company has available non-capital losses of approximately $14,220,000 for Canadian income tax purposes.

These losses may be carried forward to reduce taxable income in future years until they expire:

2015	$454,000
2026	815,000
2027	480,000
2028	525,000
2029	1,313,000
2030	1,908,000
2031	2,296,000
2032	1,632,000
2033	2,213,000
2034	. 2,177,000
$13,813,000

During the year ended January 31, 2014 the Company incurred $14,189 (2013-$22,119) in minimum taxes in Argentina. These taxes can be carried forward for ten years and applied to reduce taxable income.

At January 31, 2014, the Company has branch tax loss carry forwards in Argentina totaling approximately $2,180,000 that expire as follows:

2015	51,000
2016	159,000
2017	872,000
2018	741,000
2019	357,000

$2,180,000

The non-capital losses available to carry forward in the United States as at January 31, 2011 expired as a result of the re-domicile of the Company to Canada from the United States on June 2, 2012. The Company and its subsidiary file income tax returns in Canada and Argentina. These tax returns are subject to examination by local taxation authorities provided the tax years remain open to audit under the relevant statute of limitations. The following summarizes the open tax years by major jurisdiction:

Canada: 2011 to 2013 Argentina: and 2013